UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Solus Alternative Asset Management LP

Address:   410 Park Avenue, 11th Floor
           New York, NY  10022


Form 13F File Number: 028-12919


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Christopher A. Pucillo
Title:  Managing Member of the GP, Solus GP LLC
Phone:  212-284-4300

Signature,  Place,  and  Date  of  Signing:

/s/ Christopher A. Pucillo         New York, New York                 8/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              19

Form 13F Information Table Value Total:  $      498,482
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1                  COLUMN 2        COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------- ---------------------- --------- -------- ------------------ ---------- -------- ----------------
                                                               VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER            TITLE OF CLASS       CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------- ---------------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
BLUEKNIGHT ENERGY PARTNERS L COM UNIT               09625U109   10,456 1,570,000 SH       SOLE       NONE     Sole      0    0
COGENT COMM GROUP INC        COM NEW                19239V302      897    46,620 SH       SOLE       NONE     Sole      0    0
COMSTOCK MNG INC             COM                    205750102      453   183,306 SH       SOLE       NONE     Sole      0    0
DANA HLDG CORP               COM                    235825205    8,327   650,000 SH       SOLE       NONE     Sole      0    0
DIGITALGLOBE INC             COM NEW                25389M877   27,609 1,821,197 SH       SOLE       NONE     Sole      0    0
DIREXION SHS ETF TR          DLY SMCAP BEAR3X       25459W110   18,082 1,000,000     CALL SOLE       NONE     Sole      0    0
FEDERAL MOGUL CORP           COM                    313549404   18,213 1,655,722 SH       SOLE       NONE     Sole      0    0
JPMORGAN CHASE & CO          COM                    46625H100    3,573   100,000 SH       SOLE       NONE     Sole      0    0
LORAL SPACE & COMMUNICATNS I COM                    543881106  111,522 1,655,857 SH       SOLE       NONE     Sole      0    0
LYONDELLBASELL INDUSTRIES N  SHS -A-                N53745100   38,861   965,000 SH       SOLE       NONE     Sole      0    0
NRG ENERGY INC               COM NEW                629377508    2,774   159,796 SH       SOLE       NONE     Sole      0    0
NRG ENERGY INC               COM NEW                629377508   17,360 1,000,000     CALL SOLE       NONE     Sole      0    0
SPANSION INC                 COM CL A NEW           84649R200    9,025   821,962 SH       SOLE       NONE     Sole      0    0
SPDR S&P 500 ETF TR          TR UNIT                78462F103  136,105 1,000,000     PUT  SOLE       NONE     Sole      0    0
VIASYSTEMS GROUP INC         COM PAR $.01           92553H803      829    48,793 SH       SOLE       NONE     Sole      0    0
VISTEON CORP                 COM NEW                92839U206   90,895 2,423,867 SH       SOLE       NONE     Sole      0    0
YRC WORLDWIDE INC            NOTE 10.000% 3/3 ADDED 984249AB8    1,059 3,026,245 PRN      SOLE       NONE     Sole      0    0
YRC WORLDWIDE INC            NOTE 10.000% 3/3 ADDED 984249AC6    2,361 3,631,706 PRN      SOLE       NONE     Sole      0    0
YRC WORLDWIDE INC            COM PAR $.01           984249607       82    11,634 SH       SOLE       NONE     Sole      0    0


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